Expense Example, No Redemption - Federated Hermes Max-Cap Index Fund	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years
USD ($)	157	486	839	1,834	126	393	681	1,500	54	170	296	665	110	343	595	1,317